Segment Information - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) Segments	Dec. 31, 2019 CNY (¥)
Disclosure Of Operating Segments [Line Items]
Number of reportable operating segments | Segments		2
Unrecognised share of losses of joint ventures	¥ 997,000	¥ 0	¥ 0
Cumulative unrecognised share of losses of joint ventures	¥ 997,000	¥ 0
Bottom Of Range [Member]
Disclosure Of Operating Segments [Line Items]
Customers concentration risk, percentage of revenue	10.00%	10.00%	10.00%
PRC | Bottom Of Range [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of revenue from external customers	90.00%
Percentage of non-current assets (other than financial instruments)	90.00%